Consolidated balance sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 121,006	$ 58,557
Restricted cash	[1]	1,183	1,429
Marketable securities and short-term investments		177,191	16,969
Trade receivables		34,682	24,491
Recoverable taxes		6,881	4,071
Deferred commissions		263	438
Prepaid expenses		7,911	2,379
Derivative financial instruments		0	174
Other current assets		399	223
Total current assets		349,516	108,731
Non-current assets
Trade receivables		6,143	0
Deferred tax assets		12,572	2,174
Prepaid expenses		343	3,134
Recoverable taxes		556	674
Deferred commissions		1,246	389
Other non-current assets		435	53
Right-of-use assets		5,183	5,076
Property and equipment, net		4,711	4,551
Intangible assets, net		33,644	15,093
Investments in joint venture		621	136
Total non-current assets		65,454	31,280
Total assets		414,970	140,011
Current liabilities
Accounts payable and accrued expenses		29,537	20,709
Loans and financing		2,087	1,585
Taxes payable		5,035	6,790
Lease liabilities		1,105	850
Deferred revenue		16,598	14,170
Derivative financial instruments		133	0
Accounts payable from acquisition of subsidiaries		4,260	2,794
Other current liabilities		133	159
Total current liabilities		58,888	47,057
Non-current liabilities
Accounts payable and accrued expenses		1,977	0
Loans and financing		1,192	4,774
Taxes payable		160	0
Lease liabilities		4,886	5,303
Accounts payable from acquisition of subsidiaries		2,163	1,206
Deferred revenue		16,204	5,005
Deferred tax liabilities		2,045	731
Other		266	187
Total non-current liabilities		28,893	17,206
EQUITY
Issued capital		19	17
Capital reserve		390,466	78,945
Other reserves		652	104
Accumulated losses		(63,955)	(3,444)
Equity attributable to VTEX's shareholders		327,182	75,622
Non-controlling interests		7	126
Total shareholders' equity		327,189	75,748
Total liabilities and equity		$ 414,970	$ 140,011

[1]	As of December 31, 2021, the restricted cash includes US$ 1,183 (December 31, 2020—US$ 1,429), which Itaú Bank in Brazil holds. These deposits are not available for use by the other entities within the Group. This amount refers to the guarantee granted related to BNDES and Itau loans. Refer to note 16 for additional details.